SEGMENT INFORMATION - REVENUE BY MAJOR CUSTOMERS (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) segment charter	Jun. 30, 2016 USD ($) charter
Segment Reporting [Abstract]
Number of reportable segments | segment			1
Number of charterers | charter			9	9
Petrobras
Revenue, Major Customer
Total operating revenues	$ 46,920	$ 24,896	$ 72,497	$ 49,670
PTNR
Revenue, Major Customer
Total operating revenues	18,348	17,059	36,133	33,841
Jordan
Revenue, Major Customer
Total operating revenues	14,235	14,188	28,313	28,377
KNPC
Revenue, Major Customer
Total operating revenues	14,097	14,097	19,142	19,151
DUSUP
Revenue, Major Customer
Total operating revenues	$ 11,638	$ 11,549	$ 23,147	$ 23,240
Revenues | Customer Concentration Risk | Petrobras
Revenue, Major Customer
Revenue from major customer (percentage)	35.00%	22.00%	31.00%	23.00%
Revenues | Customer Concentration Risk | PTNR
Revenue, Major Customer
Revenue from major customer (percentage)	13.00%	15.00%	15.00%	16.00%
Revenues | Customer Concentration Risk | Jordan
Revenue, Major Customer
Revenue from major customer (percentage)	10.00%	13.00%	12.00%	13.00%
Revenues | Customer Concentration Risk | KNPC
Revenue, Major Customer
Revenue from major customer (percentage)	10.00%	13.00%	8.00%	9.00%
Revenues | Customer Concentration Risk | DUSUP
Revenue, Major Customer
Revenue from major customer (percentage)	9.00%	10.00%	10.00%	11.00%